General information	12 Months Ended
Dec. 31, 2012
General information [Abstract]
General information
Note 1- General information

Background

On June 28, 2012, Seadrill Limited ("Seadrill" or the "Parent") formed Seadrill Partners LLC (the "Company") under the laws of the Republic of the Marshall Islands as part of its strategy for the Company to acquire, in connection with the Company's initial public offering of its common units (the "IPO"), a 30% limited partner interest and non-economic general partner interest in Seadrill Operating LP, a Marshall Islands limited Company and a 51% limited liability company interest in Seadrill Capricorn Holdings LLC, a Marshall Islands limited liability company, which we collectively refer to as "OPCO".

In connection with the IPO on October 24th, 2012, Seadrill and its subsidiaries transferred (i) Seadrill Operating LP which includes (a) a 100% interest in the entities that own and operate the West Aquarius and the West Vencedor, and (b) an approximate 56% interest in the entity that owns and operates the West Capella and (ii) Seadrill Capricorn Holdings LLC, a 100% interest in the entities that own and operate the West Capricorn, we collectively refer to these interests as "OPCO's Initial Fleet."

On October 24, 2012 the Company completed its IPO of 10,062,500 common units representing limited liability company interests in the Company (including 1,312,500 common units issued in connection with the exercise of the underwriters' option to purchase additional common units). The Company's common units are listed on the New York Stock Exchange ("NYSE") under the symbol "SDLP". Upon completion of the IPO, Seadrill owned 14,752,525 common units and 16,543,350 subordinated units which represent approximately 75.7% of the limited liability company interests in the Company. The Company's only cash generating assets are its ownership interests in OPCO. OPCO's fleet consists of two ultra-deepwater semi-submersible rigs (the West Aquarius and the West Capricorn), one ultra-deepwater drillship (the West Capella), and one semi-tender rig, (the West Vencedor), all of which operate under long-term contracts.

Basis of consolidation and presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.

The Company's consolidated and combined carve-out financial statements had negative working capital at December 31, 2012 and 2011. This is due to the historic financial positions of the Company, historic interaction between the Company and Seadrill, and the accounting treatment described above. A discussion of the relationship with Seadrill, including a description of the costs that have been allocated to the Company, is included in Note 17 "Related Party Transactions."

The accounting policies set out below have been applied consistently to all periods in these consolidated and combined carve-out financial statements, unless otherwise noted.

Post - IPO Basis of consolidation

Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements.

The Company owns a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP, through our 100% ownership of its general partner Seadrill Operating GP LLC.

All inter-company balances and transactions are eliminated.

We have allocated the initial company capital of unitholders on the basis of how distributions would be made in a liquidation situation.

Pre - IPO Basis of consolidation

Before the Company's initial public offering, the Company's Combined Carve-out Financial Statements have been prepared on a "carve-out" basis for the periods January 1, 2012 to October 23, 2012 and years ended December 31, 2011 and 2010, from the accounting records of the Seadrill using historical results of operations, assets and liabilities attributable to the Company, including allocation of expenses from Seadrill. Management believes the assumptions and allocations of the carve-out period have been determined on a basis that is a reasonable reflection of the utilization of services provided to, or the benefit received by, the Company during the periods presented. The actual basis of allocation for each item is described below.

The Company's Combined Carve-out Financial Statements include the assets, liabilities, revenues, expenses and cash flows directly attributable to the OPCO's companies and their rig-owning and operating subsidiaries, plus the following items which have been assigned or allocated as set forth below:

•	The West Capricorn loan and associated balances have been assigned based on the actual debt agreements, as these are readily separable and identifiable within the books of Seadrill.

•
The Company's debts relating to the West Capella, the West Aquarius and the West Vencedor drilling rigs are held by Seadrill in connection with loan facilities which also cover non-Seadrill Partners LLC drilling rigs. Accordingly, the Company's share of these loan facilities, interest expense, deferred financing fees and related repayments and drawdowns for all periods presented have been carved-out based on the relative fair value of the Company's drilling rigs at December 31, 2011, which is based on external fair value assessments.

•
The Company has also benefited from Seadrill's general corporate debt. As the use of this debt was for general corporate purposes within the Seadrill corporate group, a proportion of the interest cost of this debt has been included in the Company's Combined Carve-out Financial Statements for the periods presented, based upon the relative fair value of the Company's drilling rigs at December 31, 2011 in proportion to the fair value of Seadrill's drilling rigs (including the Company's drilling rigs).

•
A portion of Seadrill's mark-to-market adjustments for interest rate swap derivatives have been allocated to the Company's Combined Carve-out Statement of Operations on the basis of the Company's proportion of Seadrill's floating rate debt.

•
Rig operating expenses, which include rig management fees for the provision of technical and commercial management of rigs, that cannot be attributed to specific drilling rigs have been allocated to the Company based on intercompany charges from Seadrill.

•
Administrative expenses, which include stock-based compensation and defined benefit pension plan costs of Seadrill that cannot be attributed to specific drilling rigs, and for which the Company is deemed to have received the benefit of, have been allocated to the Company based on intercompany charges from Seadrill. The Company has treated the defined benefit plan as a multiemployer plan operated by Seadrill and has included only period costs from Seadrill during the periods presented.

In accordance with the convention for carve-out financial statements, amounts due to and due from the Company to other Seadrill entities are recognized within owner's equity in the Company's Combined Carve-out Financial Statements. Because Seadrill uses a centralized cash management system, whereby cash held at a subsidiary level is swept on a daily basis into a centralized treasury function at Seadrill, intercompany payables and receivables outstanding for the periods presented prior to our IPO, have been deemed to have been treated as equity in the Company.

The financial position, results of operations and cash flows of the Company may differ from those that would have been achieved had the Company operated autonomously as a publicly traded entity for all years presented, as the Company may have had, for example, additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a publicly traded entity.